Lines of Credit Payable (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 39,986,007	$ 32,392,020
Due To Casino Operators [Member]
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 39,986,007	$ 32,392,020